Investments Accounted for Using Equity Method - Investments in Joint Ventures (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of joint ventures [Line Items]
Investments in joint ventures	$ 0		$ 3
Percentage of ownership in joint ventures	0.00%	0.00%	0.00%
Percentage of voting rights in joint ventures	0.00%	0.00%	0.00%
The Company’s share of loss	$ 419	$ 14	$ 515	$ 897
Huada Digital Corporation ("HDD") [Member]
Disclosure of joint ventures [Line Items]
Investments in joint ventures	$ 0		$ 0
Percentage of ownership in joint ventures	0.00%	0.00%	50.00%
Percentage of voting rights in joint ventures	0.00%	0.00%	50.00%
Chunghwa Benefit One Co., Ltd. ("CBO") [Member]
Disclosure of joint ventures [Line Items]
Investments in joint ventures	$ 0		$ 3
Percentage of ownership in joint ventures	0.00%	0.00%	50.00%
Percentage of voting rights in joint ventures	0.00%	0.00%	50.00%
Joint ventures [Member]
Disclosure of joint ventures [Line Items]
The Company’s share of loss	$ (1)		$ (42)	(29)
The Company’s share of other comprehensive (loss) income	0		0	0
The Company’s share of total comprehensive loss	$ (1)		$ (42)	$ (29)